STOCK-BASED COMPENSATION PLANS - Financial Statement Impact From Stock Options Exercised (Details) - Stock Incentive Plan - Share-based Payment Arrangement, Option - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	$ 143	$ 357	$ 122
Tax benefit realized	$ 33	$ 76	$ 27